N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments March 31, 2014 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.5%)

Education (12.7%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$593,458
*MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	750,000	772,515
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	268,806
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	804,265
MT St Brd Regt Higher Ed Rev Facs Impt- MT St Univ 5.000% 11/15/23	250,000	289,225
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,000,000	2,147,080
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,209,715
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/21	330,000	363,729
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/23	200,000	216,236
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/24	445,000	477,570
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	533,075
MT St Brd Regt Higher Ed Rev Facs Impt- MT St Univ 5.000% 11/15/25	500,000	579,910
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	148,890
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	410,474
		8,814,948

General Obligation (12.2%)
Bozeman MT 4.000% 07/01/28	540,000	591,424
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	783,360
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/23	555,000	589,781
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.750% 07/01/24	645,000	689,788
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 4.000% 07/01/25	420,000	451,781
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/21	400,000	436,560
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/22	455,000	491,000
Gallatin Cnty MT Sch Dist #27 GO 4.250% 06/15/26	415,000	465,920
Glacier Cnty Sch Dist #15 (Cut Bk) MT GO 3.000% 07/01/29	125,000	123,745
MT St Drinking Wtr Revolving Fd 4.200% 07/15/20	150,000	150,146
Montana St Ref-Long Range Bldg-Ser C 4.000 08/01/21	350,000	393,099
Montana St Ref-Long Range Bldg-Ser C 4.000 08/01/23	385,000	430,180
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	158,981
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	163,581
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	173,572
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/24	500,000	597,880
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/26	515,000	607,788
Yellowstone Cnty MT Sch Dist #2 Billings Sch Bldg GO 5.000% 06/15/27	1,000,000	1,170,740
		8,469,326

Health Care (24.6%)
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	250,255
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	170,128
MT Fac Fin Auth Health Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	256,238
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	254,758
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	130,148
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	640,830
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	262,348
MT Fac Fin Auth Health Care Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,094,013
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,455,172
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	405,426
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	705,203
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,081,970
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	187,758
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,590,690
MT Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	303,594
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	154,211
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	282,232
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	500,000	513,245
MT Fac Fin Auth Sisters of Charity Leavenworth 4.000% 01/01/19	75,000	81,466
MT Fac Fin Auth Sisters of Charity of Leavenworth 4.500% 01/01/24	1,000,000	1,058,290
MT Fac Fin Auth Sisters of Charity Leavenworth 5.000% 01/01/24	400,000	439,388
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	634,380
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	891,643
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,101,012
MT St Health Fac Auth Health Care Rev (Big Horn Hosp- Hardin) 5.100% 02/01/18	300,000	300,348
*MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	1,260,000	1,261,751
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,357,788
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	258,597
		17,122,882

Housing (14.8%)
MT Brd of Hsg Single Family Program 2.100% 12/01/19	375,000	370,035
MT Brd of Hsg Single Family Program 2.375% 12/01/20	375,000	369,532
MT Brd of Hsg Single Family Program 2.650% 06/01/21	185,000	178,963
MT Brd of Hsg Single Family Program 2.650% 12/01/21	385,000	372,045
MT Brd of Hsg Single Family Program 3.000% 06/01/23	235,000	224,893
MT Brd of Hsg Single Family Program 3.000% 12/01/23	115,000	110,009
MT Brd of Hsg Single Family Program 3.150% 06/01/24	450,000	430,020
MT Brd of Hsg Single Family Program 3.150% 12/01/24	160,000	153,157
MT Brd of Hsg Single Family Program 3.350% 06/01/25	190,000	181,680
MT St Brd of Hsg SF MTGE Program-Ser B-2 3.875% 12/01/23	280,000	287,199
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 06/01/24	250,000	258,372
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 12/01/24	705,000	723,619
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.650% 12/01/28	395,000	406,957
MT Brd of Hsg Single Family Mtg Ser B 4.750% 12/01/27	50,000	50,408
MT Brd of Hsg Single Family Program 5.050% 12/01/24	75,000	78,234
MT Brd of Hsg Single Family Program 5.300% 12/01/29	315,000	326,516
MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,140,000	1,173,436
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	535,000	558,738
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	695,000	719,832
MT St Brd Hsg Single Family Program 3.400% 12/01/27	1,700,000	1,647,419
MT St Brd Hsg Single Family Program 3.600% 12/01/30	635,000	626,853
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	210,000	211,052
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	205,000	207,200
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	545,000	541,795
MT Brd of Hsg Single Family Mtg Ser C2 4.850% 12/01/26	80,000	80,325
		10,288,289

Other Revenue (17.2%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	275,769
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	275,624
Billings MT COPS-Ref 3.000% 09/01/19	400,000	423,772
Billings MT COPS-Ref 3.000% 09/01/20	435,000	453,901
Billings MT COPS-Ref 3.000% 09/01/21	150,000	154,305
Billings MT COPS-Ref 3.000% 09/01/22	195,000	198,116
Billings MT COPS-Ref 3.000% 09/01/23	210,000	209,676
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	308,445
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	66,950
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	71,905
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	71,590
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	411,380
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	427,100
Billings MT Spl Impt Dist No 1385 3.050% 07/01/21	375,000	365,655
Billings MT Spl Impt Dist No 1385 4.000% 07/01/25	350,000	332,794
Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	250,000	237,802
Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	895,518
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	204,042
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	640,092
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	621,894
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,036,380
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	298,304
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	290,450
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	186,563
#Missoula MT Pkg Commission Ref 4.000% 10/01/26	835,000	859,633
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	130,649
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	491,822
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	298,395
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	224,982
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,174
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr Rev 5.600% 10/01/17	460,000	460,000
MT Health Facs Auth (Boyd Andrew Prj) Pre-Release Ctr 6.300% 10/01/20	795,000	799,683
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	103,437
		11,976,802

Transportation (10.9%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	850,032
Billings MT Arpt Rev 4.750% 07/01/19	350,000	377,657
Billings MT Arpt Rev 5.000% 07/01/20	235,000	254,951
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	805,235
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,037,600
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	205,222
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	214,312
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	101,450
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	106,083
Missoula MT Spl Impt Dists #541 5.400% 07/01/29	370,000	395,548
Missoula MT Spl Impt Dists #548 4.000% 07/01/19	190,000	202,141
Missoula MT Spl Impt Dists #548 4.625% 07/01/23	240,000	252,679
Missoula MT Spl Impt Dists No #548 5.250% 07/01/27	240,000	256,905
Missoula MT Spl Impt Dists #548 5.500% 07/01/31	235,000	247,399
MT St Dept of Transportation Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	389,239
MT St Dept of Transportation Rev Ref 5.000% 06/01/20	1,575,000	1,847,207
		7,543,660

Utilities (4.1%)
Billings MT Storm Swr Revenue 4.000% 07/01/25	215,000	229,775
Billings MT Storm Swr Revenue 4.000% 07/01/26	225,000	237,868
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,900,260
Livingston MT Swr Sys Rev 3.000% 07/01/25	385,000	384,885
Livingston MT Swr Sys Rev 3.100% 07/01/26	100,000	99,918
		2,852,706

TOTAL MUNICIPAL BONDS (COST: $65,528,265)		$67,068,613

SHORT-TERM SECURITIES (3.4%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (COST: $2,375,174)	2,375,174	$2,375,174

TOTAL INVESTMENTS IN SECURITIES (COST: $67,903,439) (99.9%)		$69,443,787
OTHER ASSETS LESS LIABILITIES (0.1%)		31,353

NET ASSETS (100.0%)		$69,475,140

^	Variable rate security; rate shown represents rate as of March 31, 2014.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#	When-issued purchase as of March 31, 2014.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments March 31, 2014 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.1%)

Education (12.3%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$253,142
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	264,425
ND St Brd Higher Ed Rev Hsg & Aux- BSC 3.000% 05/01/20	205,000	215,810
ND St Brd Higher Ed ND St Univ Hsg & Aux- Facs 4.000% 04/01/25	415,000	453,238
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	179,247
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	126,547
ND St Brd Higher Ed Rev Hsg & Aux- BSC 4.750% 05/01/19	100,000	100,228
ND St Brd Higher Ed Rev Hsg & Aux- BSC 5.350% 05/01/30	500,000	501,500
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	264,610
ND St Brd Higher Ed 5.000% 04/01/25	160,000	172,901
St John ND Public Dist Bldg Auth Lease Revenue 3.000% 05/01/20	155,000	156,178
Univ of ND Hsg & Aux Facs Ref Rev 5.000% 04/01/24	250,000	282,287
		2,970,113

General Obligation (21.1%)
Bismarck ND Ref & Impt Ser H 3.000% 05/01/23	500,000	509,425
Bismarck ND Public Sch Dist #1 Sch Bldg 4.000% 05/01/26	750,000	801,270
Fargo ND Ref & Impt-Ser A 4.000% 05/01/23	800,000	871,904
Fargo ND Pub Sch Dist No 1 Ltd Tax 4.500% 05/01/21	250,000	260,660
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	211,666
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	374,959
Mandan Public Schools District # 1 3.125% 08/01/24	200,000	201,724
Minot ND Arpt Rev Amt- Set D 3.500% 10/01/25	570,000	576,053
Minot ND Wtr & Swr Util Rev 5.250% 10/01/22	200,000	220,082
Minot ND Wtr & Swr Util Rev 5.375% 10/01/23	250,000	276,327
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	540,235
#Williston ND Ref & Impt GO 4.000% 05/01/22	240,000	257,011
		5,101,316

Health Care (19.3%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	329,610
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	249,673
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	126,785
Fargo ND Health Sys 5.500% 11/01/20	500,000	590,095
Fargo ND Health Sys 6.000% 11/01/28	500,000	577,255
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/22	500,000	556,050
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 4.000% 12/01/27	600,000	595,794
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	318,075
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	161,516
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	404,446
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	250,000	252,795
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/29	500,000	504,980
		4,667,074

Housing (7.8%)
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	100,000	103,577
ND St Hsg Fin Agy 4.450% 01/01/25	110,000	114,580
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	425,440
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	302,154
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	148,236
ND St Hsg Fin Agy 3.350% 07/01/21	785,000	805,567
		1,899,554

Other Revenue (16.0%)
Bismarck, ND Park Dist Park Facs Gross Revs 3.500% 04/01/25	280,000	287,106
Bismarck, ND Park Dist Park Facs Gross Revs 3.650% 04/01/27	295,000	300,266
Grand Forks ND Bldg Auth Lease Rev 5.000% 12/01/20	200,000	206,172
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	105,638
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	156,705
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	243,466
ND Pub Fin Auth St Revolving FD 5.500% 10/01/27	250,000	280,485
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	218,020
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/24	240,000	277,951
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/23	165,000	191,273
ND Pub Fin Auth 3.000% 06/01/21	205,000	208,346
ND Pub Fin Auth 3.000% 06/01/22	140,000	141,410
*Ward Cnty ND Sales Tax Rev 3.000% 04/01/22	300,000	301,797
Williams Cnty ND Sales Tax Rev 5.000% 11/01/21	100,000	100,771
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	75,000	75,443
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	250,000	251,475
Williston ND Parks & Rec Dist Sales Tax & Gross Revenue 4.000% 03/01/23	500,000	523,560
		3,869,884

Transportation (6.4%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	377,500
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	538,690
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.500% 06/01/28	600,000	621,714
		1,537,904

Utilities (14.2%)
Bismarck ND Wtr Revenue 2.500% 04/01/21	500,000	504,745
Bismarck ND Wtr Reven ue 3.000% 04/01/21	495,000	512,686
Bismarck ND Wtr Revenue 3.625% 04/01/25	675,000	693,812
Bismarck ND Wtr Revenue 3.750% 04/01/26	265,000	272,298
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	750,000	785,603
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	521,060
South Central Regl Wtr Dist Util Sys Rev Ref- Northern Burleigh Cnty ND 5.000% 10/01/23	150,000	154,112
		3,444,316

TOTAL MUNICPAL BONDS (COST: $22,761,837)		$23,490,161

SHORT-TERM SECURITIES (2.0%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $481,184)	481,184	$481,184

TOTAL INVESTMENTS IN SECURITIES (COST: $23,243,021) (99.1%)		$23,971,345
OTHER ASSETS LESS LIABILITIES (0.9%)		223,255

NET ASSETS (100.0%)		$24,194,600

^	Variable rate security; rate shown represents rate as of March 31, 2014.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

#	When-issued purchase as of March 31, 2014.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At March 31, 2014, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$67,903,439	$23,243,021
Unrealized appreciation	$1,981,096	$793,615
Unrealized depreciation	($440,748)	($65,291)
Net unrealized appreciation (depreciation)*	$1,540,348	$728,324

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of March 31, 2014:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$2,375,174	$0	$0	$2,375,174
Municipal Bonds	0	67,068,613	0	67,068,613
Total	$2,375,174	$67,068,613	$0	$69,443,787

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$481,184	$0	$0	$481,184
Municipal Bonds	0	23,490,161	0	23,490,161
Total	$481,184	$23,490,161	$0	$23,971,345

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 29, 2014

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 29, 2014